Other Revenues and Other Expenses - Summary of Other Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Other Revenue And Expense Net [Line Items]
Total other expenses	$ (766,979)	$ (15,545,352)	$ (17,242,136)	$ (25,585,553)
Other Expenses
Other Revenue And Expense Net [Line Items]
Fines		(8,272,477)	(3,630,727)	(24,095)
Other expenses		(4,164,216)	(4,084,664)	(3,304,653)
Claims		(1,979,309)	(1,870,308)	(3,140,284)
Loss from derecognition of disposal of assets		(1,129,350)	(7,656,437)	(19,116,521)
Total other expenses		$ (15,545,352)	$ (17,242,136)	$ (25,585,553)